Stock Based Compensation Plan - Summary of Stock Option Activity for Company's Stock Option Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options recapitalization	(5,023,310)
Number of Options Granted	945,526
Number of Options Exercised	(161,451)
Number of Options Cancelled	(60,076)
Number of Options Outstanding Ending Balance	1,794,300
Number of Options outstanding and exercisable	655,238
Weighted Average Exercise Price Outstanding, Beginning Balance | $ / shares	$ 0.40
Weighted Average Exercise Price Outstanding Recapitalization | $ / shares	2.26
Weighted Average Exercise Price Granted	10.13
Weighted Average Exercise Price Exercised	2.47
Weighted Average Exercise Price Cancelled	4.54
Weighted Average Exercise Price Outstanding, Ending Balance	6.31	$ 0.40
Weighted Average Exercise Price Options outstanding and exercisable	$ 3.06
Weighted Average Remaining Contractual Life (In Years)	8 years 5 months 4 days	8 years 5 months 4 days
Weighted Average Remaining Contractual Life, exercisable (In Years)	7 years 3 months 21 days
Aggregate Intrinsic Value	$ 3,663
Aggregate Intrinsic Value Options outstanding and exercisable	$ 2,687
After Business Combination
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding Beginning Balance	1,070,301
Number of Options Outstanding Ending Balance		1,070,301
Previously Reported
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options Outstanding Beginning Balance	6,093,611
Number of Options Outstanding Ending Balance		6,093,611